GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jan. 21, 2013
GENERAL [Abstract]
Net assets (liabilities) (including cash of $167)	$ (112)
Intangible assets	1,166
Deferred tax liabilities	(175)
Goodwill	3,181
Total purchase price	4,060
Cash	$ 167